Operating leases - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Lessee, Lease, Description [Line Items]
Total lease cost	$ 11,896	$ 18,593	$ 40,078	$ 33,500
Early termination options reasonably certain to be exercised	0	0	0	4,200
Right-of-use assets obtained in exchange for lease obligations	$ 1,700	$ 1,100	$ 37,600	$ 4,900
Weighted average remaining lease term	6 years 9 months 7 days		6 years 9 months 7 days
Weighted average discount rate	2.48%		2.48%
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other Liabilities	Other Liabilities	Other Liabilities	Other Liabilities
Other liabilities
Lessee, Lease, Description [Line Items]
Operating lease liabilities	$ 42,200	$ 61,900	$ 42,200	$ 61,900
Selling, general and administration costs
Lessee, Lease, Description [Line Items]
Total lease cost			38,100	31,900
Direct costs
Lessee, Lease, Description [Line Items]
Total lease cost			$ 2,000	$ 1,600